Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (7,842)	$ (4,770)	$ (8,494)	$ (3,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	286	41	57	78
Depreciation	7	6	8	8
Change in fair value of derivative liabilities		(81)	(436)	27
Amortization of debt discount	0	1,613	1,747	411
Loss on extinguishment of debt			1,636
Amortization of right-of-use asset	122		16
Accounts receivable allowances	0	(9)	66	36
Reserve for inventory obsolescence		(8)	(8)	8
Noncash interest			76
Forgiveness of PPP loan		(157)	(157)
Issuance of common stock warrant		52	280
Accounts receivable	(3)	(68)	(66)	(75)
Inventory	(332)	(42)	(181)	227
Prepaid expenses and other current assets	462	30	(707)	23
Deferred offering costs	(79)	(555)
Accounts payable	813	929	419	1
Accrued expenses	(6)	167	128	(132)
Lease liabilities	(135)		4
Other assets	15
Net cash used in operating activities	(6,692)	(2,852)	(5,612)	(3,027)
Cash flows from investing activities
Acquisition of property and equipment	(11)
Net cash used in investing activities	(11)
Cash flows from financing activities
Proceeds from notes payable borrowings				195
Repayment of notes payable borrowings		(19)	(19)	(21)
Payment of deferred offering costs		0
Proceeds from convertible notes payable borrowings		2,613	2,513	1,573
Proceeds from convertible notes payable borrowings – related party			100
Proceeds from exercise of stock options	56	62	62	3
Proceeds from issuance of common stock, net of issuance costs			14,887
Proceeds from issuance of convertible preferred stock, net of issuance costs				10
Net cash provided by financing activities	56	2,656	17,543	1,760
Net increase (decrease) in cash and cash equivalents	(6,647)	(196)	11,931	(1,267)
Cash and cash equivalents
Beginning of period	12,975	1,044	1,044	2,311
End of period	$ 6,328	848	12,975	1,044
Supplemental disclosures of cash flow information
Cash paid for income tax			1	1
Cash paid for interest				1
Noncash financing Transactions
Issuance of conversion feature derivative liability		1,355	1,355	$ 699
Original issue discount on convertible notes payable		$ 244
Conversion of convertible notes payable and accrued interest to common stock			4,384
Conversion of convertible preferred stock to common stock			1
Reclassify conversion feature derivative liability to additional paid in capital			1,636
Issuance of common stock warrant			328
Recognition of right-of-use asset and operating lease liability			$ 704